          -----------------------------------------------------------
                                 MORGAN STANLEY
                                   DEAN WITTER
                                   HIGH YIELD
                                   FUND, INC.
          -----------------------------------------------------------





                              THIRD QUARTER REPORT
                               SEPTEMBER 30, 1999
                      MORGAN STANLEY DEAN WITTER INVESTMENT
                                 MANAGEMENT INC.
                               INVESTMENT ADVISER





                           MORGAN STANLEY DEAN WITTER
                              HIGH YIELD FUND, INC.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
DIRECTORS AND OFFICERS

Barton M. Biggs
CHAIRMAN OF THE BOARD
OF DIRECTORS

Michael F. Klein
PRESIDENT AND DIRECTOR

Peter J. Chase
DIRECTOR

John W. Croghan
DIRECTOR

David B. Gill
DIRECTOR

Graham E. Jones
DIRECTOR

John A. Levin
DIRECTOR

William G. Morton, Jr.
DIRECTOR

Stefanie V. Chang
VICE PRESIDENT

Harold J. Schaaff, Jr.
VICE PRESIDENT

Joseph P. Stadler
VICE PRESIDENT

Mary E. Mullin
SECRETARY

Belinda A. Brady
TREASURER
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
INVESTMENT ADVISER

Morgan Stanley Dean Witter Investment Management Inc.
1221 Avenue of the Americas
New York, New York 10020
--------------------------------------------------------------------------------
ADMINISTRATOR

The Chase Manhattan Bank
73 Tremont Street
Boston, Massachusetts 02108
--------------------------------------------------------------------------------
CUSTODIANS

The Chase Manhattan Bank
3 Chase MetroTech Center
Brooklyn, New York 11245
--------------------------------------------------------------------------------
SHAREHOLDER SERVICING AGENT

American Stock Transfer & Trust Company
40 Wall Street
New York, New York 10005
(800) 278-4353
--------------------------------------------------------------------------------
LEGAL COUNSEL

Rogers & Wells LLP
200 Park Avenue
New York, New York 10166
--------------------------------------------------------------------------------
INDEPENDENT ACCOUNTANTS

PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, New York 10036
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
For additional Fund information, including the Fund's net asset value per share and information regarding the investments comprising the Fund's portfolio, please call 1-800-221-6726 or visit our website at www.msdw.com/institutional/investmentmanagement.

LETTER TO SHAREHOLDERS
---------

For the nine months ended September 30, 1999, the Morgan Stanley Dean Witter High Yield Fund, Inc. (the "Fund") had a total return, based on net asset value per share, of 0.91% compared to 1.17% for the CS First Boston High Yield Index (the "Index"). For the period since the Fund's commencement of operations on November 30, 1993 through September 30, 1999, the Fund's total return, based on net asset value per share, was 74.24% compared to 51.64% for the Index. On September 30, 1999, the closing price of the Fund's shares on the New York Stock Exchange was $11 7/8, representing a 6.9% discount to the Fund's net asset value per share.

The high yield market underperformed higher quality bonds in the third quarter. The stock market declined, interest rates rose slightly, and the Federal Reserve tightened interest rates by 25 basis points. A large new issue calendar led to supply problems, which forced high yield spreads wider. Dealers also were lowering inventories to begin preparing for Y2K. These technical factors occurred at the same time that net cash flows into high yield mutual funds turned negative. High yield spreads ended the quarter 551 basis points above treasuries, 54 basis points wider than at the end of the second quarter.

The Fund returned -1.92% in the quarter compared to -1.60% for the Index. Spreads widened throughout the high yield market, but issues rated BB performed better than lower quality bonds. The Fund's exposure to emerging markets debt was a positive contributor to performance as spreads generally tightened as worldwide economies improved and commodity prices moved higher. The Fund also did a much better job at avoiding problem credits than the market averages.

We continued to have an overweighting to the telecommunications sector. This sector, along with cable and media, have continued to benefit from merger and investment activity. This activity has been very favorable for the credit quality of high yield bonds because it usually involves a higher quality company investing in or acquiring a lower rated company. Consolidation is being driven by company attempts to position themselves to take advantage of the growth prospects in these businesses in a rapidly evolving competitive environment. Examples of transactions that occurred in the quarter include: Cincinnati Bell agreeing to acquire IXC Communications, France Telecom investing in NTL Inc., Telewest receiving an equity infusion from both Microsoft and Liberty Media, and GE's purchase of a 32% equity stake in Paxson Communications. Prices of many issues not directly involved in a transaction have also benefited as these deals continue to highlight the inherent asset values of many of the companies in these sectors.

In terms of portfolio activity, we sold Rogers Cable and Communications, a Canadian cable and telecom services provider, on strength. We also sold Allied Waste and purchased Waste Management as we felt it had much more value. We started this position after Waste Management was downgraded by both Moody's and S&P. We also purchased a new deal for Stater Brothers, a west coast supermarket chain, which we felt came at a very attractive spread. We also added to some positions in the gaming and healthcare sectors, where we find increased value.

We expect to see continued good economic growth for the foreseeable future and do not believe that inflation will rise meaningfully from current levels. We feel that this economic environment, along with the widening of spreads in the third quarter, has created an excellent opportunity for good performance in the high yield market. We expect the technical factors that hindered the high yield market in the third quarter will improve over the next few months. The Fund held a reasonably high level of cash in the third quarter as the market drifted lower. We will be spending a portion of this cash in the coming month, as we see opportunities, to take advantage of this decline and in anticipation of a better environment ahead. Finally, the Fund completed its rights offering in late September and raised approximately $30.9 million in net proceeds. With the cash raised from the offering, we have been systematically buying for the Fund, adding to some of our current positions and buying attractive new names, as well. The weak technical factors in the market prior to the rights offering provided many attractive opportunities in the marketplace. We have aggressively deployed the cash raised, and are hopeful for a strong market in the months ahead.

Sincerely,


/s/ Michael F. Klein

Michael F. Klein
PRESIDENT AND DIRECTOR

October 1999

THE INFORMATION CONTAINED IN THIS OVERVIEW REGARDING SPECIFIC SECURITIES IS FOR INFORMATIONAL PURPOSES ONLY AND SHOULD NOT BE CONSTRUED AS A RECOMMENDATION TO PURCHASE OR SELL THE SECURITIES MENTIONED.


--------------------------------------------------------------------------------

DAILY NET ASSET AND MARKET VALUES, AS WELL AS MONTHLY PORTFOLIO INFORMATION FOR THE FUND, ARE AVAILABLE ON OUR WEBSITE AT www.msdw.com/institutional/investmentmanagement.

Morgan Stanley Dean Witter High Yield Fund, Inc.
Investment Summary as of September 30, 1999 (Unaudited)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


HISTORICAL
INFORMATION

                                                           TOTAL RETURN (%)
                                 ------------------------------------------------------------------
                                    MARKET VALUE (1)     NET ASSET VALUE (2)         INDEX (3)
                                 ---------------------  ---------------------  --------------------
                                               AVERAGE                AVERAGE               AVERAGE
                                 CUMULATIVE    ANNUAL   CUMULATIVE    ANNUAL   CUMULATIVE   ANNUAL
                                 ----------    -------  ----------    -------  ----------   -------
          FISCAL YEAR TO DATE      -16.81%         --       0.91%         --       1.17%        --
          ONE YEAR                  -0.09       -0.09%      6.94        6.94%      3.95       3.95%
          FIVE YEAR                 72.82       11.56      83.16       12.87      51.16       8.61
          SINCE INCEPTION*          51.17        7.34      74.24        9.98      51.64       7.40


PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE.
--------------------------------------------------------------------------------
RETURNS AND PER SHARE INFORMATION

                                                                    [GRAPH]


                                                     YEAR ENDED DECEMBER 31,                         NINE MONTHS
                                                                                                        ENDED
                                                                                                    SEPTEMBER 30,
                                  1993*      1994        1995       1996        1997        1998        1999
                                 ------     ------      ------     ------      ------      ------   -------------
Net Asset Value Per Share......  $14.10     $11.96      $13.63     $14.45      $15.19      $13.62     $ 12.76
Market Value Per Share.........  $14.75     $11.38      $12.88     $14.63      $16.06      $15.38     $ 11.88
Premium/(Discount).............     4.6%      -4.8%       -5.5%       1.3%        5.7%       12.9%       -6.9%
Income Dividends...............      --      $1.37       $1.27      $1.42       $1.36       $1.42       $1.04
Capital Gains Distributions....      --         --          --         --       $0.48       $0.83          --
Fund Total Return (2)..........    0.00%     -5.53%      26.07%     17.52%      18.48%       4.12%       0.91%
Index Total Return (1)(3)......    1.26%     -0.97%      17.39%     12.39%      12.65%       0.58%       1.17%


(1) Assumes dividends and distributions, if any, were reinvested.
(2) Total investment return based on net asset value per share reflects the effects of changes in net asset value on the performance of the Fund during each period, and assumes dividends and distributions, if any, were reinvested. These percentages are not an indication of the performance of a shareholder's investment in the Fund based on market value due to differences between the market price of the stock and the net asset value per share of the Fund.
(3) The CS First Boston High Yield Index is an unmanaged index of high yield corporate bonds.
*   The Fund commenced operations on November 30, 1993.

Morgan Stanley Dean Witter High Yield Fund, Inc.
Portfolio Summary as of September 30, 1999 (Unaudited)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
DIVERSIFICATION OF TOTAL INVESTMENTS

                                 [CHART]

Debt Securities                  (94.1%)
Equity Securities                 (3.1%)
Short-Term Investments            (2.8%)

--------------------------------------------------------------------------------
INDUSTRIES

                                 [CHART]

Cable                             (6.6%)
Communications                   (22.7%)
Gaming                            (6.6%)
General Industrial                (4.1%)
Health Care                       (7.1%)
Media & Entertainment             (5.0%)
Metals                            (3.8%)
Packaging                         (3.9%)
Retail                            (7.4%)
Sovereign and Emerging Markets   (10.2%)
Other                            (22.6%)

--------------------------------------------------------------------------------
TEN LARGEST HOLDINGS*


                                             PERCENT OF
                                                TOTAL
                                             INVESTMENTS
                                             -----------
     1.  Nextel Communications, Inc.
           0.00%, 9/15/07                        2.3%
     2.  DR Securitized Lease Trust
           7.60%, 8/15/07                        1.9
     3.  CMS Energy Corp.
           7.50%, 1/15/09                        1.8
     4.  Station Casinos, Inc.
           10.125%, 3/15/06                      1.7
     5.  Columbia/HCA Healthcare
           6.91%, 6/15/05                        1.6
     6.  Harrahs Operating Co., Inc.
           7.875%, 12/15/05                      1.5%
     7.  TV Azteca `B'
           10.50%, 2/15/07                       1.5
     8.  SD Warren Co. `B'
           12.00%, 12/15/04                      1.5
     9.  Chancellor Media Corp. `B'
           8.125%, 12/15/07                      1.5
     10. HMH Properties `A'
           7.875%, 8/1/05                        1.5
                                                ----
                                                16.8%
                                                ----
                                                ----

* Excludes short-term investments.

FINANCIAL STATEMENTS
---------
STATEMENT OF NET ASSETS (UNAUDITED)
(SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENTS)
---------
SEPTEMBER 30, 1999

                                                          FACE
                                                        AMOUNT            VALUE
                                                         (000)            (000)
--------------------------------------------------------------------------------
CORPORATE BONDS AND NOTES (81.9%)
--------------------------------------------------------------------------------
CABLE (6.6%)
   Adelphia Communications 'B'
      7.50%, 1/15/04                             U.S.$     160    U.S.$     150
      8.375%, 2/1/08                                     2,050            1,917
      9.875%, 3/1/07                                       200              204
   CSC Holdings, Inc.
      9.875%, 5/15/06                                    1,470            1,534
   Lenfest Communications, Inc.
      7.625%, 2/15/08                                      800              797
      8.375%, 11/1/05                                      625              649
(b)NTL, Inc.
      0.00%, 4/1/08                                      2,325            1,535
   Rogers Cablesystems
      10.125%, 9/1/12                                      650              702
(b)Telewest Communication plc
      0.00%, 4/15/09                             GBP     1,550            1,518
(a)United Pan-Europe Communications NV
      10.875%, 8/1/09                            U.S.$   1,400            1,414
                                                                  -------------
                                                                         10,420
                                                                  -------------
--------------------------------------------------------------------------------
CHEMICALS (2.9%)
   Huntsman ICI Chemicals
   (a)10.125%, 7/1/09                                      750              731
   (a)10.125%, 7/1/09                            EUR       750              778
   ISP Holdings, Inc. 'B'
      9.00%, 10/15/03                            U.S.$   1,550            1,515
   Lyondell Chemical Co.
      9.625%, 5/1/07                                     1,525            1,520
                                                                  -------------
                                                                          4,544
                                                                  -------------
--------------------------------------------------------------------------------
COMMUNICATIONS (20.5%)
   American Cellular Corp.
      10.50%, 5/15/08                                    1,255            1,293
   AMSC Acquisition Co., Inc. 'B'
      12.25%, 4/1/08                                     1,000              710
   Centennial Cellular
      10.75%, 12/15/08                                   1,205            1,258
(b)Dial Call Communications 'B'
      10.25%, 12/15/05                                     560              564
   Dobson Communications Corp.
      11.75%, 4/15/07                                    1,045            1,102
(b)Dolphin Telecommunications plc
      0.00%, 6/1/08                              EUR     1,520              712
   Espirit Telecom Group 'DM'
      11.50%, 12/15/07                                     665              739
   Global Crossing Holdings Ltd.
      9.625%, 5/15/08                            U.S.$   1,220            1,254
   Globalstar LP
      11.375%, 2/15/04                                   1,050              683
   Hermes Europe Railtel B.V.
      10.375%, 1/15/09                                     250              244
      11.50%, 8/15/07                                      945              954
(b)Hyperion Telecommunications, Inc.
      0.00%, 4/15/03                             U.S.$   1,355    U.S.$   1,138
(b)Intermedia Communications, Inc. 'B'
      0.00%, 7/15/07                                     3,400            2,261
   Iridium LLC/Capital Corp. 'A'
      13.00%, 7/15/05                                    1,650              173
   Metromedia Fiber Network
      10.00%, 11/15/08                                   1,190            1,154
   Nextel Communications, Inc.
   (b)0.00%, 8/15/04                                       315              318
   (b)0.00%, 9/15/07                                     4,900            3,614
   (b)0.00%, 2/15/08                                       500              348
   NEXTLINK Communications, Inc.
   (b)0.00%, 4/15/08                                     2,500            1,502
   (b)10.75%, 11/15/08                                     225              226
   Primus Telecommunications Group, Inc.
      11.25%, 1/5/09                                       560              532
   Primus Telecommunications Group, Inc. 'B'
      9.875%, 5/15/08                                    1,000              875
(a)PSINet, Inc.
      11.00%, 8/1/09                                       700              689
   PSINet, Inc. 'B'
      10.00%, 2/15/05                                      960              922
(b)RCN Corp.
      0.00%, 10/15/07                                    3,200            2,080
(b)Rhythms NetConnections, Inc. 'B'
      0.00%, 5/15/08                                     1,785              888
   RSL Communications Ltd.
   (b)0.00%, 3/15/08                             EUR     1,380              845
      12.25%, 11/15/06                           U.S.$      88               88
   RSL Communications plc
      9.125%, 3/1/08                                     1,700            1,453
   (a)12.00%, 11/1/08                                      900              891
(a)Tele1 Europe B.V.
      13.00%, 5/15/09                                    1,210            1,186
(b)Viatel, Inc.
      0.00%, 4/15/08                                     1,455              829
(b)WAM! Net, Inc. 'B'
      0.00%, 3/1/05                                      1,250              745
                                                                  -------------
                                                                         32,270
                                                                  -------------
--------------------------------------------------------------------------------
ENERGY (2.0%)
(b)Husky Oil Ltd.
      8.90%, 8/15/28                                       885              847
   Snyder Oil Corp.
      8.75%, 6/15/07                                     1,700            1,681
   Vintage Petroleum, Inc.
      8.625%, 2/1/09                                       185              178
      9.75%, 6/30/09                                       485              496
                                                                  -------------
                                                                          3,202
                                                                  -------------
--------------------------------------------------------------------------------

                                                          FACE
                                                        AMOUNT            VALUE
                                                         (000)            (000)
--------------------------------------------------------------------------------
FOOD AND BEVERAGE (0.9%)
   Smithfield Foods, Inc.
      7.625%, 2/15/08                            U.S.$   1,500    U.S.$   1,350
                                                                  -------------
--------------------------------------------------------------------------------
GAMING (6.6%)
   Harrahs Operating Co., Inc.
      7.875%, 12/15/05                                   2,480            2,375
   Horseshoe Gaming Holding
      8.625%, 5/15/09                                    1,750            1,667
(a)International Game Technology
      8.375%, 5/15/09                                    2,400            2,297
   Park Place Entertainment
      7.875%, 12/15/05                                   1,565            1,477
   Station Casinos, Inc.
      10.125%, 3/15/06                                   2,555            2,625
                                                                  -------------
                                                                         10,441
                                                                  -------------
--------------------------------------------------------------------------------
GENERAL INDUSTRIAL (4.1%)
   Applied Power, Inc.
      8.75%, 4/1/09                                         670             626
   Axia, Inc.
      10.75%, 7/15/08                                      585              541
   Hayes Lemmerz International, Inc.
      8.25%, 12/15/08                                    1,800            1,584
(b)Norcal Waste Systems, Inc.
      13.50%, 11/15/05                                   1,370            1,466
   Sequa Corp
      9.00%, 8/1/09                                        845              830
   Waste Management, Inc.
   (a)6.875%, 5/15/09                                      180              158
      7.00%, 10/15/06                                      375              339
      7.125%, 10/1/07                                      275              249
      7.125%, 12/15/17                                     350              288
      7.65%, 3/15/11                                       375              342
                                                                  -------------
                                                                          6,423
                                                                  -------------
--------------------------------------------------------------------------------
HEALTH CARE (7.1%)
   Columbia/HCA Healthcare
      6.91%, 6/15/05                                     2,760            2,486
      7.00%, 7/1/07                                      2,025            1,784
      7.58%, 9/15/25                                     2,120            1,693
   Fresenius Medical Capital Trust II
      7.875%, 2/1/08                                     1,195            1,099
(a)Sirona Dental Systems
      9.125%, 7/15/08                            EUR       844              664
   Tenet Healthcare Corp.
   (a)8.125%, 12/1/08                            U.S.$     430              394
      8.625%, 1/15/07                                    2,100            2,000
   Tenet Healthcare Corp. 'B'
      8.125%, 12/1/08                                    1,070              979
                                                                  -------------
                                                                         11,099
                                                                  -------------
--------------------------------------------------------------------------------
HOTELS/LODGING/RESTAURANTS (2.7%)
   Hilton Hotels
      7.95%, 4/15/07                             U.S.$   1,700    U.S.$   1,623
   HMH Properties 'A'
      7.875%, 8/1/05                                     2,530            2,328
   Host Marriott LP
      8.375%, 2/15/06                                      250              235
                                                                  -------------
                                                                          4,186
                                                                  -------------
--------------------------------------------------------------------------------
MEDIA & ENTERTAINMENT (4.2%)
   Chancellor Media Corp.
      9.00%, 10/1/08                                       800              812
   Chancellor Media Corp. 'B'
      8.125%, 12/15/07                                   2,420            2,335
   Echostar Dbs Corp.
      9.375%, 2/1/09                                     1,900            1,869
   Outdoor Systems, Inc.
      8.875%, 6/15/07                                    1,480            1,521
                                                                  -------------
                                                                          6,537
                                                                  -------------
--------------------------------------------------------------------------------
METALS (3.8%)
   Glencore Nickel Property Ltd.
      9.00%, 12/1/14                                       515              439
(a)Impress Metal Packaging
      9.875%, 5/29/07                            EUR     1,611            1,817
   Murrin Murrin Holdings Property Ltd.
   (a)9.375%, 8/31/07                            U.S.$   1,075              951
      9.375%, 8/31/07                                      750              664
   National Steel Corp. 'D'
      9.875%, 3/1/09                                     1,650            1,634
(a)Republic Technology Capital
      13.75%, 7/15/09                                      500              475
                                                                  -------------
                                                                          5,980
                                                                  -------------
--------------------------------------------------------------------------------
PACKAGING (3.9%)
   Norampac, Inc.
      9.50%, 2/1/08                                      1,655            1,680
(a)Pacific Papers, Inc.
      10.00%, 3/15/09                                    1,365            1,380
   SD Warren Co. 'B'
      12.00%, 12/15/04                                   2,235            2,357
   Tembec Industries, Inc.
      8.625%, 6/30/09                                      685              671
                                                                  -------------
                                                                          6,088
                                                                  -------------
--------------------------------------------------------------------------------
REAL ESTATE/BUILDING (3.1%)
   American Standard Cos., Inc.
      7.125%, 6/1/06                             EUR     1,105            1,136
      7.375%, 2/1/08                             U.S.$     750              685
   D.R. Horton, Inc.
      8.00%, 2/1/09                                      1,490            1,326
   Nortek, Inc.
      8.875%, 8/1/08                                     1,800            1,701
                                                                  -------------
                                                                          4,848
                                                                  -------------
--------------------------------------------------------------------------------

                                                          FACE
                                                        AMOUNT            VALUE
                                                         (000)            (000)
--------------------------------------------------------------------------------
RETAIL (7.4%)
(a)CA FM Lease Trust
      8.50%, 7/15/17                             U.S.$   1,385    U.S.$   1,295
(a)CEX Holdings, Inc.
      9.625%, 6/1/08                                     1,065            1,127
   DR Securitized Lease Trust
      6.66%, 8/15/10                                     1,250            1,142
      7.60%, 8/15/07                                     3,006            2,919
      9.35%, 8/15/19                                       500              499
(a)HMV Media Group plc
      10.875%, 5/15/08                           GBP     1,035            1,712
   Musicland Group, Inc.
      9.00%, 6/15/03                             U.S.$     590              572
   Musicland Group, Inc. 'B'
      9.875%, 3/15/08                                    1,600            1,456
(a)Stater Brothers Hldgs
      10.75%, 8/15/06                                      950              969
                                                                  -------------
                                                                         11,691
                                                                  -------------
--------------------------------------------------------------------------------
TRANSPORTATION (3.0%)
   Aircraft Lease Portfolio
      Securitization Ltd. 1996-1 P1D
      12.75%, 6/15/06                                    1,526            1,526
   Jet Equipment Trust 'C1'
      11.79%, 6/15/13                                    1,500            1,809
(a)Jet Equipment Trust 'D-95'
      11.44%, 11/1/14                                    1,100            1,312
                                                                  -------------
                                                                          4,647
                                                                  -------------
--------------------------------------------------------------------------------
UTILITIES (3.1%)
   AES Corp.
      8.50%, 11/1/07                                     1,430            1,305
   CMS Energy Corp.
      7.50%, 1/15/09                                     3,010            2,777
(a)RAS Laffan Liquid Natural Gas
      8.294%, 3/15/14                                      950              869
                                                                  -------------
                                                                          4,951
                                                                  -------------
--------------------------------------------------------------------------------
TOTAL CORPORATE BONDS AND NOTES
   (Cost U.S.$134,392)                                                  128,677
                                                                  -------------
--------------------------------------------------------------------------------
ASSET-BACKED SECURITIES (1.1%)
--------------------------------------------------------------------------------
   Long Beach Auto 1997-1, 'B'
      14.22%, 10/26/03                                     804              798
   OHA Auto Grantor Trust 1997-1, 'B'
      11.00%, 9/15/03                                    1,040              996
                                                                  -------------
--------------------------------------------------------------------------------
TOTAL ASSET-BACKED SECURITIES
   (Cost U.S.$1,854)                                                      1,794
                                                                  -------------
--------------------------------------------------------------------------------
COLLATERALIZED MORTGAGE
   OBLIGATIONS (1.0%)
--------------------------------------------------------------------------------
(a)DLJ Mortgage Acceptance Corp.
      1997-CF2 S
      0.357%, 10/15/30                           U.S.$  32,592    U.S.$     664
(a)First Home Mortgage
      Acceptance Corp.,
      7.929%, 11/1/18                                    1,312              459
   GMAC Commercial Mortgage
      Securities, Inc. 1996-C1 X2
      1.967%, 3/15/21                                    6,323              417
                                                                  -------------
--------------------------------------------------------------------------------
TOTAL COLLATERALIZED MORTGAGE
   OBLIGATIONS
   (Cost U.S.$2,481)                                                      1,540
                                                                  -------------
--------------------------------------------------------------------------------
SOVEREIGN AND EMERGING MARKETS (10.1%)
--------------------------------------------------------------------------------
   Asia Pulp & Paper Co.
      12.00%, 2/15/04                                      865              458
(a)AST Research, Inc.
      7.45%, 10/1/02                                       925              889
(a)Bayan Telecommunications
      13.50%, 7/15/06                                    1,675            1,583
(a)Cablevision S.A.
      13.75%, 5/1/09                                       750              705
(b)CTI Holdings
      0.00%, 4/15/08                                     2,275            1,126
   Indah Kiat Finance
      10.00%, 7/1/07                                     1,950            1,063
   Multicanal
      10.50%, 2/1/07                                     1,705            1,391
(a)NSM Steel, Inc.
      12.25%, 2/1/08                                       825                1
(b)Occidente y Caribe
      0.00%, 3/15/04                                     3,125            1,703
(a)Pindo Deli Finance (Mauritius)
      10.75%, 10/1/07                                    1,955            1,065
(b)PTC International Finance B.V.
      0.00%, 7/1/07                                      1,575            1,103
   Republic of Columbia
      9.75%, 4/23/09                                       930              799
   Satelites Mexicanos 'B'
      10.125%, 11/1/04                                     940              733
   TV Azteca 'B'
      10.50%, 2/15/07                                    3,075            2,368
   United Mexican States
      6.25%, 12/31/19                                      500              369
   United Mexican States Par Bond 'W-A'
      6.25%, 12/31/19                                      770              567
--------------------------------------------------------------------------------
TOTAL SOVEREIGN AND EMERGING MARKETS
   (Cost U.S.$20,178)                                                    15,923
                                                                  -------------
--------------------------------------------------------------------------------

                                                                          VALUE
                                                        SHARES            (000)
--------------------------------------------------------------------------------
PREFERRED STOCK (2.8%)
--------------------------------------------------------------------------------
COMMUNICATIONS (2.0%)
   Concentric Network Corp. 'B'                          9,073    U.S.$     835
   Dobson Communications Corp.                           8,500              820
   IXC Communications, Inc. 'B'                          1,367            1,463
                                                                  -------------
                                                                          3,118
                                                                  -------------
--------------------------------------------------------------------------------
MEDIA & ENTERTAINMENT (0.8%)
   Paxson Communications Corp.                          11,196            1,209
                                                                  -------------
--------------------------------------------------------------------------------
TOTAL PREFERRED STOCK
   (Cost U.S.$3,626)                                                      4,327
                                                                  -------------
--------------------------------------------------------------------------------
                                                        NO. OF
                                                      WARRANTS
--------------------------------------------------------------------------------
WARRANTS (0.3%)
--------------------------------------------------------------------------------
COMMUNICATIONS (0.2%)
(a)American Mobile Satellite Corp.,
      expiring 4/1/08                                   17,250               60
(a)Globalstar Telecom,
      expiring 2/15/04                                   1,000               93
(a)Iridium World Communications, Inc.,
      expiring 7/15/05                                     840                1
Tele1 Europe B.V.,
      expiring 5/15/09                                  12,100               90
                                                                  -------------
                                                                            244
                                                                  -------------
SOVEREIGN & EMERGING MARKETS (0.1%)
(a)NSM Steel, Inc.,
      expiring 2/1/08                                5,223,013                5
(a)Occidente y Caribe,
      expiring 3/15/04                                 125,000              189
                                                                  -------------
                                                                            194
                                                                  -------------
--------------------------------------------------------------------------------
TOTAL WARRANTS
   (Cost U.S.$--@)                                                          438
                                                                  -------------
--------------------------------------------------------------------------------
                                                          FACE
                                                        AMOUNT            VALUE
                                                         (000)            (000)
--------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS (2.8%)
--------------------------------------------------------------------------------
REPURCHASE AGREEMENT
   Chase Securities, Inc. 5.05%, dated
      9/30/99, due 10/1/99, to be
      repurchased at U.S.$4,436,
      collateralized by U.S.$4,150
      United States Treasury Bonds,
      7.125%, due 2/15/23, valued
      at U.S.$4,473
   (Cost U.S.$4,435)                             U.S.$   4,435    U.S.$   4,435
                                                                  -------------
--------------------------------------------------------------------------------
TOTAL INVESTMENTS (100.0%)
   (Cost U.S.$166,966)                                                  157,134
                                                                  -------------
--------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES
   Other Assets                                  U.S.$  21,534
   Liabilities                                         (65,752)         (44,218)
                                                                  -------------
--------------------------------------------------------------------------------
NET ASSETS (100%)
   Applicable to 8,848,421 issued and
      outstanding U.S.$0.01 par value shares
      (100,000,000 shares authorized)                             U.S.$ 112,916
                                                                  -------------
                                                                  -------------
--------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE                                         U.S.$   12.76
                                                                  -------------
                                                                  -------------
--------------------------------------------------------------------------------

(a) -- 144A Security - certain conditions for public sale may exist.
(b) -- Step Bond -- coupon rate increases in increments to maturity. Rate disclosed is as of September 30, 1999. Maturity date disclosed is the ultimate maturity.
  @ -- Value is less than U.S.$500.
EUR -- Euro
GBP -- British Pound
--------------------------------------------------------------------------------


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